Accounts receivable	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Accounts receivable
7.	Accounts receivable

	June 30, 2019					December 31, 2018
	Visa	Master	Hipercard	Elo	Total	Visa	Master	Hipercard	Total
Legal obligors
Itaú	623,066	2,347,403	552,226	-	3,522,695	570,463	1,979,994	514,627	3,065,084
Bradesco	858,154	174,140	-	179,352	1,211,646	735,784	170,497	-	906,281
Banco do Brasil	689,500	159,841	-	119,593	968,934	566,537	153,633	-	720,170
CEF	150,050	178,782	-	105,001	433,833	133,882	173,208	-	307,090
Santander	272,348	1,067,832	-	-	1,340,180	247,950	871,976	-	1,119,926
Other (*)	512,608	1,413,024	-	37,439	1,963,071	386,808	1,069,323	-	1,456,131

Total card issuers(i)	3,105,726	5,341,022	552,226	441,385	9,440,359	2,641,424	4,418,631	514,627	7,574,682

Cielo - Elo	-	-	-	-	156,428	-	-	-	366,619
Cielo	-	-	-	-	44,277	-	-	-	91,402
Redecard	-	-	-	-	791	-	-	-	5,502
Amex	-	-	-	-	-	-	-	-	1,188
Vero	-	-	-	-	8,069	-	-	-	4,396
Other	-	-	-	-	69,661	-	-	-	34,367

Total acquirers (ii)	-	-	-	-	279,226	-	-	-	503,474

Other current	-	-	-	-	139,614	-	-	-	26,523
Other non-current	-	-	-	-	12,260	-	-	-	-

Total other	-	-	-		151,874	-	-	-	26,523

Total Accounts receivable	3,105,726	5,341,022	552,226	441,385	9,871,459	2,641,424	4,418,631	514,627	8,104,679

(*)	Refers to other pulverized receivables from legal obligors.

(i)
Card issuers: receivables derived from transactions where PagSeguro Brazil acts as the financial intermediary in operations with the issuing banks, related to the intermediation agreements between PagSeguro Brazil and Visa, Mastercard, Hipercard or Elo. However, PagSeguro Brazil’s contractual accounts receivable are with the financial institutions, which are the legal obligors on the accounts receivable. Additionally, amounts due within 27 days of the original transaction, including those that fall due with the first installment of installment receivables, are guaranteed by Visa, Mastercard, Elo or Hipercard, as applicable, in the event that the legal obligors do not make payment. PagSeguro Brazil started operating directly as a financial intermediary in 2016.

(ii)
Acquirers: refers to card processing transactions to be received from the acquirers, which are a third parties acting as financial intermediaries between the issuing bank and PagSeguro Brazil. This balance also includes the receivables from sales of debit and credit card readers.

The maturity analysis of accounts receivable is as follows:

	June 30, 2019	December 31, 2018
Due within 30 days	5,356,563	4,323,893
Due within 31 to 120 days	3,199,710	3,135,358
Due within 121 to 180 days	701,130	468,913
Due within 181 to 360 days	601,796	176,515
Due after 360 days	12,260	-

	9,871,459	8,104,679